UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
30	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Yields of longer term municipal bonds climbed in response to these developments, but yields of short-term securities remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A, Class C, and Class I shares produced total returns of –1.76%, –2.13%, and –1.63%, respectively.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –1.09% for the same period.2

Selling pressure at the end of 2012 stemming from changing capital gains tax rates and dealers’ reluctance to maintain inventories dampened municipal bond market returns for the reporting period overall, as did rising long-term interest rates in 2013. The fund produced lower returns than its benchmark, mainly due to overweighted exposure to lower-yielding revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, NewYork state and New York city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years, but the fund may invest in individual securities of any maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure in Advance of Tax Changes

After an extended period of favorable supply-and-demand dynamics, municipal bonds lost some value at the end of 2012 when investors took profits in anticipation of higher capital gains tax rates for 2013. At the same time, municipal bond dealers proved reluctant to absorb the rising supply of municipal bonds in the secondary market, as they sought to maintain light inventories of unsold securities at year-end.

While the supply of newly issued municipal bonds continued to moderate over the opening months of 2013, the robust investor demand that had characterized much of 2012 failed to rematerialize. In addition, yields of U.S.Treasury securities climbed in response to improved economic trends and mounting expectations that the Federal Reserve Board (the “Fed”) might back away from its ongoing quantitative easing program sooner than many had expected.These expectations intensified in May, when remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal of the central bank’s intention to move toward a less accommodative monetary policy. The resulting downward pressure on municipal bond prices caused the benchmark to end the reporting period with mildly negative returns. In this environment, longer term and lower rated municipal bonds provided higher returns than their shorter maturity and higher rated counterparts, on average.

NewYork’s fiscal condition continued to improve over the reporting period as the U.S. economy recovered and lawmakers cooperated in producing a balanced state budget.

Revenue Bonds Buoyed Fund Results

The fund benefited over the reporting period from overweighted exposure to revenue bonds backed by hospitals, tax appropriations, and the state’s settlement of litigation with U.S. tobacco companies. Bonds with credit ratings toward the lower end of the investment-grade range fared relatively well, as did overweighted exposure to Puerto Rico bonds. On the other hand, results were dampened early in the reporting period by a modestly long average duration, which we reduced to the neutral range in response to rising interest rates. In addition, higher quality revenue bonds backed by essential municipal services, special tax districts and educational institutions weighed on performance.

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but the U.S. and New York economies remain vulnerable to domestic fiscal uncertainty and unexpected global developments. In addition, while credit fundamentals are improving for the State of New York, many localities face ongoing fiscal pressures, including unfunded state mandates and a cap on local tax increases.Therefore, we have maintained a long-term perspective in which our research-intensive credit selection process seeks to identify attractively valued opportunities among fundamentally sound issuers of municipal securities. Over the near term, we believe that bouts of heightened market volatility may provide opportunities to purchase such bonds at more attractive valuations.

June 17, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Bond Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.40	$8.19	$3.17
Ending value (after expenses)	$982.40	$978.70	$983.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.48	$8.35	$3.23
Ending value (after expenses)	$1,020.49	$1,016.65	$1,021.74

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.66% for Class C and .64% for
Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.8%	Rate (%)	Date	Amount ($)		Value ($)
New York—87.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		4,907,025
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		1,076,520
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,516,521
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,888,250
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
(New York State Dormitory
Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	[a,b]	4,473,160
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,568,320
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,622,356
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/23	7,500,000		9,101,925
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000		4,768,720
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,118,790
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,500,000		2,854,750
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000		1,239,140

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000	3,297,060
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000	5,575,800
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000	3,289,920
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/42	2,000,000	2,163,500
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000	2,816,977
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000	1,054,840
New York City,
GO	5.00	3/1/18	3,150,000	3,698,699
New York City,
GO	5.00	8/1/19	5,000,000	5,987,650
New York City,
GO	5.00	4/1/20	5,000,000	6,011,900
New York City,
GO	5.38	12/1/20	5,000	5,021
New York City,
GO	5.00	8/1/21	1,820,000	1,992,882
New York City,
GO	5.00	8/1/22	1,200,000	1,313,436
New York City,
GO	5.50	6/1/23	25,000	25,108
New York City,
GO	5.00	8/1/23	3,000,000	3,567,090
New York City,
GO	5.00	8/1/26	3,565,000	4,112,441
New York City,
GO	5.00	8/1/28	4,000,000	4,652,520

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	8/1/29	5,000,000		5,772,450
New York City,
GO	5.00	10/1/32	730,000		829,134
New York City,
GO	5.00	10/1/36	2,000,000		2,245,080
New York City,
GO (Prerefunded)	5.50	6/1/13	125,000	[c]	125,000
New York City,
GO (Prerefunded)	5.00	8/1/15	180,000	[c]	197,815
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		5,145,980
New York City
Housing Development
Corporation, Capital Fund
Program Revenue
(New York City Housing
Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,729,137
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		6,106,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	410,000		428,782
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.00	6/15/14	120,000	[c]	125,933
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,375,510
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,366,748

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,923,975
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000	4,348,680
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,415,320
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	3,565,000	3,921,429
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000	2,943,695
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	6,000,000	7,242,300
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/19	3,000,000	3,601,680
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000	3,345,210
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	2,500,000	2,691,750
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000	2,230,800
New York State,
GO	5.00	3/1/18	2,000,000	2,376,040
New York State Dormitory
Authority, Catholic
Health Services of
Long Island Obligated
Group Revenue (Saint Francis
Hospital Project)	5.00	7/1/21	5,000,000	5,148,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,097,237
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(The New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	8/15/14	2,465,000	[c]	2,611,865
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,003,850
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	6,480,000		7,157,160
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.75	7/1/18	2,500,000		2,792,600
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000		2,558,022
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000		5,062,815
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000		1,651,875
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000		2,261,000
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000		2,212,280

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000	1,622,551
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000	2,227,180
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,624,430
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,084,534
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	2,258,460
New York State Dormitory
Authority, Revenue (New York
University) (Insured; AMBAC)	5.00	7/1/32	3,345,000	3,691,642
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	2,195,480
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000	2,905,625
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000	2,648,025
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000	5,883,512
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000	2,235,260
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,668,495

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000		1,655,040
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,399,540
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	[c]	6,536,092
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)	5.88	5/15/17	4,060,000		4,695,471
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000		2,800,950
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000		2,228,380
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,365,040
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000		2,794,725
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,412,480
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)
(Prerefunded)	5.50	7/1/13	3,475,000	[c]	3,490,186
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/19	5,500,000		6,217,200

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	2,500,000	2,999,575
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000	2,062,091
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000	2,299,360
New York State Energy Research
and Development Authority,
Gas Facilities Revenue
(The Brooklyn Union Gas
Company Project)	6.37	4/1/20	5,000,000	5,007,450
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/21	5,000,000	5,897,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,849,911
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	4,008,290
New York State Mortgage
Agency, Education Loan
Revenue (New York
Higher Education
Loan Program)	5.25	11/1/20	480,000	552,514

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,160,000	1,240,446
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,151,200
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,633,605
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,547,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,701,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,915,125
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,855,275
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,387,030
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,600,000	8,370,792
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,589,750
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,442,470
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	635,000	654,780
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	1/1/14	630,000	649,624

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,222,380
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/20	2,000,000	2,424,960
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	780,000	827,057
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000	2,340,115
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,212,600
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	5,580,800
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	2,334,500
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000	2,145,840
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,508,329
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,522,816
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000	1,168,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,545,150
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[c]	2,564,980
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/22	4,260,000		5,240,609
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	1,000,000		1,237,590
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	1,100,000		1,333,882
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/25	1,250,000		1,498,300
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,885,213
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,316,240
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000		3,774,373
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,134,930
Westchester County Health Care
Corporation, Senior Lien Revenue	6.00	11/1/30	1,000,000		1,186,070
Westchester County Local
Development Corporation,
Revenue (Kendal on
Hudson Project)	5.00	1/1/28	1,350,000		1,469,448
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		1,997,160

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		1,049,100
U.S. Related—9.8%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,155,320
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,237,874
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,147,620
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,115,990
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,000,000		1,061,320
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	2,500,000		2,502,375
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	3,000,000		3,080,940
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,045,360
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,085,190
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/13	1,000,000	[c]	1,004,190
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000	[c]	3,489,509
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000		4,056,480
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	1,000,000		976,530
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000		3,033,600
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000		1,992,740

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000		1,761,214
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,626,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,447,880
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000		3,311,910
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,782,450
Total Long-Term Municipal Investments
(cost $417,517,406)					445,639,198

Short-Term Municipal
Investments—2.5%
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	700,000	[d]	700,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	500,000	[d]	500,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	400,000	[d]	400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	2,300,000	[d]	2,300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	3,100,000	[d]	3,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	300,000	[d]	300,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued);
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	2,100,000	[d]	2,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.09	6/3/13	1,900,000	[d]	1,900,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.10	6/3/13	300,000	[d]	300,000
Total Short-Term Municipal Investments
(cost $11,600,000)					11,600,000

Total Investments (cost $429,117,406)			99.3%		457,239,198

Cash and Receivables (Net)			.7%		3,421,065

Net Assets			100.0%		460,660,263

a Collateral for floating rate borrowings.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, this security was valued at $4,473,160 or 1.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	14.0
AA		Aa		AA	46.0
A		A		A	26.4
BBB		Baa		BBB	8.8
BB		Ba		BB	1.2
B		B		B	1.0
F1		MIG1/P1		SP1/A1	2.5
Not Rated[e]		Not Rated[e]		Not Rated[e]	.1
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	429,117,406	457,239,198
Cash		341,060
Interest receivable		5,876,903
Receivable for shares of Beneficial Interest subscribed		201,075
Prepaid expenses and other assets		144,305
		463,802,541
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		354,655
Payable for floating rate notes issued—Note 4		2,000,000
Payable for shares of Beneficial Interest redeemed		713,326
Interest and expense payable related to
floating rate notes issued—Note 4		4,431
Accrued expenses		69,866
		3,142,278
Net Assets ($)		460,660,263
Composition of Net Assets ($):
Paid-in capital		437,020,984
Accumulated undistributed investment income—net		1,962
Accumulated net realized gain (loss) on investments		(4,484,475)
Accumulated net unrealized appreciation
(depreciation) on investments		28,121,792
Net Assets ($)		460,660,263

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	403,326,356	23,910,218	33,423,689
Shares Outstanding	26,706,093	1,582,972	2,213,298
Net Asset Value Per Share ($)	15.10	15.10	15.10

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	8,735,433
Expenses:
Management fee—Note 3(a)	1,244,829
Shareholder servicing costs—Note 3(c)	591,190
Distribution fees—Note 3(b)	88,898
Professional fees	53,114
Registration fees	24,138
Custodian fees—Note 3(c)	18,747
Trustees’ fees and expenses—Note 3(d)	12,778
Prospectus and shareholders’ reports	8,564
Interest and expense related to floating rate notes issued—Note 4	5,577
Loan commitment fees—Note 2	1,845
Miscellaneous	21,552
Total Expenses	2,071,232
Less—reduction in fees due to earnings credits—Note 3(c)	(243)
Net Expenses	2,070,989
Investment Income—Net	6,664,444
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(294,155)
Net unrealized appreciation (depreciation) on investments	(14,456,263)
Net Realized and Unrealized Gain (Loss) on Investments	(14,750,418)
Net (Decrease) in Net Assets Resulting from Operations	(8,085,974)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012[a]
Operations ($):
Investment income—net	6,664,444	13,772,107
Net realized gain (loss) on investments	(294,155)	725,812
Net unrealized appreciation
(depreciation) on investments	(14,456,263)	25,425,632
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,085,974)	39,923,551
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,920,748)	(12,924,117)
Class B Shares	—	(2,825)
Class C Shares	(260,297)	(430,356)
Class I Shares	(481,437)	(409,861)
Total Dividends	(6,662,482)	(13,767,159)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	33,191,624	55,160,704
Class B Shares	—	26
Class C Shares	6,679,784	10,485,595
Class I Shares	14,418,734	25,250,363
Dividends reinvested:
Class A Shares	4,712,081	10,224,223
Class B Shares	—	2,021
Class C Shares	205,683	304,674
Class I Shares	370,337	282,266
Cost of shares redeemed:
Class A Shares	(26,678,222)	(37,175,247)
Class B Shares	—	(396,933)
Class C Shares	(3,453,344)	(3,879,224)
Class I Shares	(6,506,477)	(4,268,166)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	22,940,200	55,990,302
Total Increase (Decrease) in Net Assets	8,191,744	82,146,694
Net Assets ($):
Beginning of Period	452,468,519	370,321,825
End of Period	460,660,263	452,468,519
Undistributed investment income—net	1,962	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012[a]
Capital Share Transactions:
Class Ab,c
Shares sold	2,168,798	3,629,516
Shares issued for dividends reinvested	308,761	671,533
Shares redeemed	(1,741,425)	(2,444,453)
Net Increase (Decrease) in Shares Outstanding	736,134	1,856,596
Class Bb
Shares sold	—	—
Shares issued for dividends reinvested	—	134
Shares redeemed	—	(26,384)
Net Increase (Decrease) in Shares Outstanding	—	(26,250)
Class Cc
Shares sold	435,722	687,188
Shares issued for dividends reinvested	13,477	19,979
Shares redeemed	(225,823)	(254,262)
Net Increase (Decrease) in Shares Outstanding	223,376	452,905
Class I
Shares sold	941,279	1,656,140
Shares issued for dividends reinvested	24,273	18,443
Shares redeemed	(424,987)	(280,098)
Net Increase (Decrease) in Shares Outstanding	540,565	1,394,485

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended November 30, 2012, 8,471 Class B shares representing $127,549 were automatically converted to 8,471 Class A shares.
c During the period ended May 31, 2013, 29,976 Class C shares representing $458,140 were exchanged for
30,022 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.60		14.62	14.35	14.28	12.93	14.43
Investment Operations:
Investment income—net[a]	.23		.52	.55	.56	.58	.56
Net realized and unrealized
gain (loss) on investments	(.50)		.98	.27	.07	1.35	(1.44)
Total from Investment Operations	(.27)		1.50	.82	.63	1.93	(.88)
Distributions:
Dividends from investment
income—net	(.23)		(.52)	(.55)	(.56)	(.58)	(.56)
Dividends from net realized
gain on investments	—		—	—	—	—	(.06)
Total Distributions	(.23)		(.52)	(.55)	(.56)	(.58)	(.62)
Net asset value, end of period	15.10		15.60	14.62	14.35	14.28	12.93
Total Return (%)[b]	(1.76)[c]		10.39	5.89	4.40	15.15	(6.36)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89	[d]	.91	.92	.92	1.02	.98
Ratio of net expenses
to average net assets	.89	[d]	.91	.91	.85	.85	.86
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.00 [e]	.00 [e]	.00 [e]	—	.01
Ratio of net investment income
to average net assets	2.97	[d]	3.41	3.87	3.81	4.20	3.97
Portfolio Turnover Rate	2.91	[c]	9.96	10.20	10.32	13.34	32.04
Net Assets, end of period
($ x 1,000)	403,326		405,161	352,610	367,649	135,626	128,135

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2013				Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.60		14.62	14.35	14.28	12.93	14.43
Investment Operations:
Investment income—net[a]	.17		.40	.44	.45	.47	.45
Net realized and unrealized
gain (loss) on investments	(.50)		.98	.27	.07	1.35	(1.44)
Total from Investment Operations	(.33)		1.38	.71	.52	1.82	(.99)
Distributions:
Dividends from
investment income—net	(.17)		(.40)	(.44)	(.45)	(.47)	(.45)
Dividends from net realized
gain on investments	—		—	—	—	—	(.06)
Total Distributions	(.17)		(.40)	(.44)	(.45)	(.47)	(.51)
Net asset value, end of period	15.10		15.60	14.62	14.35	14.28	12.93
Total Return (%)[b]	(2.13)[c]		9.55	5.09	3.62	14.29	(7.07)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	[d]	1.68	1.68	1.68	1.77	1.73
Ratio of net expenses
to average net assets	1.66	[d]	1.68	1.66	1.60	1.60	1.61
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.00 [e]	.00 [e]	.00 [e]	—	.01
Ratio of net investment income
to average net assets	2.20	[d]	2.61	3.11	3.07	3.43	3.22
Portfolio Turnover Rate	2.91	[c]	9.96	10.20	10.32	13.34	32.04
Net Assets, end of period
($ x 1,000)	23,910		21,214	13,260	14,110	13,031	9,885

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
	May 31, 2013		Year Ended November 30,
Class I Shares	(Unaudited)		2012		2011		2010		2009	[a]
Per Share Data ($):
Net asset value, beginning of period	15.60		14.62		14.35		14.28		12.29
Investment Operations:
Investment income—net[b]	.25		.53		.57		.58		.47
Net realized and unrealized
gain (loss) on investments	(.50)		1.00		.28		.07		2.09
Total from Investment Operations	(.25)		1.53		.85		.65		2.56
Distributions:
Dividends from investment income—net	(.25)		(.55)		(.58)		(.58)		(.57)
Net asset value, end of period	15.10		15.60		14.62		14.35		14.28
Total Return (%)	(1.63)[c]		10.65		6.13		4.58		21.06	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	[d]	.68		.68		.67		.86	[d]
Ratio of net expenses
to average net assets	.64	[d]	.68		.68		.67		.75	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.00	[e]	.00	[e]	.00	[e]	—
Ratio of net investment income
to average net assets	3.21	[d]	3.55		4.08		3.97		4.11	[d]
Portfolio Turnover Rate	2.91	[c]	9.96		10.20		10.32		13.34
Net Assets, end of period ($ x 1,000)	33,424		26,094		4,068		6,553		1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On May 7, 2013, the fund’s Board of Trustees (the” Board”) authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	457,239,198	—	457,239,198
Liabilities ($)
Floating Rate Notes†	—	(2,000,000)	—	(2,000,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $3,789,281 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $1,821,970 of the carryover expires in fiscal year 2016, $1,480,006 expires in fiscal year 2017 and $487,305 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: tax-exempt income $13,757,537 and ordinary income $9,622.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2013, the Distributor retained $59,647 from commissions earned on sales of the fund’s Class A shares and $9,644 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $88,898, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $498,734 and $29,633, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $47,637 for transfer agency services and $1,435 for cash management services. Cash management fees were partially offset by earnings credits of $240. These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $18,747 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $907 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $217,148, Distribution Plan fees $15,715, Shareholder Services Plan fees $91,516, custodian fees $9,620, Chief Compliance Officer fees $3,830 and transfer agency fees $16,826.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $31,708,810 and $12,758,895, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2013, was approximately $2,000,000, with a related weighted average annualized interest rate of .56%.

At May 31, 2013, accumulated net unrealized appreciation on investments was $28,121,792, consisting of $29,743,820 gross unrealized appreciation and $1,622,028 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)